Commitments and Contingencies (Details Textual)	6 Months Ended	0 Months Ended	6 Months Ended		0 Months Ended
	Jun. 30, 2013 Convertible Note [Member]	Apr. 01, 2011 Goldshare [Member] CNY	Jun. 30, 2013 Goldshare [Member] USD ($)	Jun. 30, 2013 Goldshare [Member] CNY	Apr. 01, 2011 Goldshare [Member] Convertible Note [Member] CNY
Commitments and Contingencies Disclosure [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		44.00%
Business Acquisition Number Of Shares Acquired	2,857,143	3,142,857
Noncontrolling Interest, Ownership Percentage by Parent		60.00%
Payments to Acquire Businesses, Gross		22,000	$ 4,241	26,026
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable					20,000